Organization and Basis of Presentation - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 01, 2023	Jun. 30, 2024 USD ($) Country $ / shares	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) Country $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Country $ / shares	Dec. 31, 2022 USD ($) $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of countries, currently markets the program | Country		50				50		50
Common stock, par value | $ / shares		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Gains (losses) from foreign currency translation adjustment		$ 100		$ 100		$ 400	$ 100	$ 100	$ (700)
Net losses		2,162	$ (5,586)	21,996	$ 17,801	(3,424)	39,797	80,607	37,744
Cash outflows from operating activities						17,563	20,017	63,982	46,981
Accumulated deficit		209,375				209,375		212,799	132,192
Losses from operations		$ 9,346		$ 13,294		$ 20,736	$ 27,185	$ 79,078	$ 32,010
Common Stock | Business Combination Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio	0.978
Common stock, par value | $ / shares								$ 0.0001